C30 Fees to auditors (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Fees to Auditors

Fees to auditors

	PwC	Others	Total
2017
Audit fees	89	2	91
Audit-related fees	11	—	11
Tax fees	13	4	17
Other fees	9	7	16

Total	122	13	135
2016
Audit fees	90	3	93
Audit-related fees	10	—	10
Tax fees	10	8	18
Other fees	16	11	27

Total	126	22	148
2015
Audit fees	91	2	93
Audit-related fees	11	—	11
Tax fees	19	13	32
Other fees	8	—	8

Total	129	15	144